Risk management - Cover values including guarantees received - Total ING Bank (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of credit risk exposure [line items]
Outstandings	€ 931,552	€ 938,061
Percentage for no covers	95.00%
Percentage of residential mortgage oustandings	38.70%	37.70%
Non-performing loans
Disclosure of credit risk exposure [line items]
Outstandings	€ 11,673	€ 11,708
Investment grade
Disclosure of credit risk exposure [line items]
Outstandings	€ 715,602	714,997
Percentage of total outstandings	99.00%
Investment grade | Netherlands
Disclosure of credit risk exposure [line items]
Percentage of residential mortgage oustandings	34.80%
Investment grade | Germany
Disclosure of credit risk exposure [line items]
Percentage of residential mortgage oustandings	28.00%
Investment grade | Belgium & Luxembourg
Disclosure of credit risk exposure [line items]
Percentage of residential mortgage oustandings	13.30%
Investment grade | Australia
Disclosure of credit risk exposure [line items]
Percentage of residential mortgage oustandings	10.90%
Total lending, investment and money market
Disclosure of credit risk exposure [line items]
Outstandings	€ 882,455	874,160
Total lending, investment and money market | Non-performing loans
Disclosure of credit risk exposure [line items]
Outstandings	11,653	11,637
Consumer lending
Disclosure of credit risk exposure [line items]
Outstandings	360,124	353,323
Business lending
Disclosure of credit risk exposure [line items]
Outstandings	€ 363,826	€ 379,405
Percentage of total outstandings	39.10%	40.40%
Investment and money market
Disclosure of credit risk exposure [line items]
Outstandings	€ 158,506	€ 141,432
of which NPL
Disclosure of credit risk exposure [line items]
Outstandings	€ 49,096	€ 63,901
No Cover | Total lending, investment and money market
Disclosure of credit risk exposure [line items]
Collateralisation	34.80%	34.80%
No Cover | Total lending, investment and money market | Non-performing loans
Disclosure of credit risk exposure [line items]
Collateralisation	25.70%	25.20%
No Cover | Consumer lending
Disclosure of credit risk exposure [line items]
Collateralisation	6.20%	6.20%
No Cover | Business lending
Disclosure of credit risk exposure [line items]
Collateralisation	35.20%	37.50%
No Cover | Investment and money market
Disclosure of credit risk exposure [line items]
Collateralisation	99.00%	99.10%
Partially covered | Total lending, investment and money market
Disclosure of credit risk exposure [line items]
Collateralisation	10.20%	12.90%
Partially covered | Total lending, investment and money market | Non-performing loans
Disclosure of credit risk exposure [line items]
Collateralisation	26.90%	25.70%
Partially covered | Consumer lending
Disclosure of credit risk exposure [line items]
Collateralisation	2.00%	7.60%
Partially covered | Business lending
Disclosure of credit risk exposure [line items]
Collateralisation	22.50%	22.30%
Partially covered | Investment and money market
Disclosure of credit risk exposure [line items]
Collateralisation	0.60%	0.60%
Fully covered | Total lending, investment and money market
Disclosure of credit risk exposure [line items]
Collateralisation	55.00%	52.30%
Fully covered | Total lending, investment and money market | Non-performing loans
Disclosure of credit risk exposure [line items]
Collateralisation	47.40%	49.20%
Fully covered | Consumer lending
Disclosure of credit risk exposure [line items]
Collateralisation	91.80%	86.20%
Fully covered | Business lending
Disclosure of credit risk exposure [line items]
Collateralisation	42.30%	40.20%
Fully covered | Investment and money market
Disclosure of credit risk exposure [line items]
Collateralisation	0.40%	0.30%
Mortgages | Total lending, investment and money market
Disclosure of credit risk exposure [line items]
Cover type and value	€ 967,485	€ 868,083
Mortgages | Total lending, investment and money market | Non-performing loans
Disclosure of credit risk exposure [line items]
Cover type and value	8,880	7,738
Mortgages | Consumer lending
Disclosure of credit risk exposure [line items]
Cover type and value	804,994	700,961
Mortgages | Business lending
Disclosure of credit risk exposure [line items]
Cover type and value	162,491	167,122
Mortgages | Investment and money market
Disclosure of credit risk exposure [line items]
Cover type and value
Financial Collateral | Total lending, investment and money market
Disclosure of credit risk exposure [line items]
Cover type and value	48,735	35,132
Financial Collateral | Total lending, investment and money market | Non-performing loans
Disclosure of credit risk exposure [line items]
Cover type and value	1,609	1,007
Financial Collateral | Consumer lending
Disclosure of credit risk exposure [line items]
Cover type and value	22,401	5,626
Financial Collateral | Business lending
Disclosure of credit risk exposure [line items]
Cover type and value	26,333	29,501
Financial Collateral | Investment and money market
Disclosure of credit risk exposure [line items]
Cover type and value		5
Guarantees | Total lending, investment and money market
Disclosure of credit risk exposure [line items]
Cover type and value	142,252	143,738
Guarantees | Total lending, investment and money market | Non-performing loans
Disclosure of credit risk exposure [line items]
Cover type and value	3,204	3,648
Guarantees | Consumer lending
Disclosure of credit risk exposure [line items]
Cover type and value	25,269	24,231
Guarantees | Business lending
Disclosure of credit risk exposure [line items]
Cover type and value	115,944	118,294
Guarantees | Investment and money market
Disclosure of credit risk exposure [line items]
Cover type and value	1,040	1,213
Other covers | Total lending, investment and money market
Disclosure of credit risk exposure [line items]
Cover type and value	458,149	481,683
Other covers | Total lending, investment and money market | Non-performing loans
Disclosure of credit risk exposure [line items]
Cover type and value	9,241	3,045
Other covers | Consumer lending
Disclosure of credit risk exposure [line items]
Cover type and value	29,070	42,817
Other covers | Business lending
Disclosure of credit risk exposure [line items]
Cover type and value	428,531	438,864
Other covers | Investment and money market
Disclosure of credit risk exposure [line items]
Cover type and value	€ 549	€ 2